Share-Based Compensation Plans	12 Months Ended
Mar. 31, 2018
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Share-Based Compensation Plans

26. Share-Based Compensation Plans

The Company offers equity based option plans to its employees, officers and directors through the Company’s stock option plan introduced in the previous year, Cairn India’s stock option plan now administered by the Company pursuant to merger with the Company and Vedanta Resources Plc plans [Vedanta Resources Long-Term Incentive Plan (“LTIP”), Employee Share Ownership Plan (“ESOP”), Performance Share Plan (“PSP”) and Deferred Share Bonus Plan (“DSBP”)] collectively referred as ‘VR PLC ESOP’ scheme.

The Vedanta Limited Employee Stock Option Scheme (ESOS) 2016

The Company introduced an Employee Stock Option Scheme 2016 (“ESOS”), which was approved by the Vedanta Limited shareholders to provide equity settled incentive to all employees of the Company including subsidiary companies. The ESOS scheme includes both tenure based and performance based stock options. The maximum value of options that can be awarded to members of the wider management group is calculated by reference to the grade average cost-to-comapany (“CTC”) and individual grade of the employee. The performance conditions attached to the option is measured by comparing company’s performance in terms of Total Shareholder Return (“TSR”) over the performance period with the performance of two group of comparator companies (i.e. Indian and global comparator companies) defined in the scheme. The extent to which an option vests will depend on the Company’s TSR rank against a group or groups of peer companies at the end of the performance period and as moderated by the Remuneration Committee. Dependent on the level of employee, part of these options will be subject to a continued service condition only with the remainder measured in terms of TSR.

The performance condition is measured by taking Vedanta Limited’s TSR at the start and end of the performance period (without averaging), and comparing its performance with that of the comparator group or groups. The information to enable this calculation to be carried out on behalf of the Nomination and Remuneration Committee (the Committee) is provided by the Company’s advisers. The Committee considers that this performance condition, which requires that the Company’s total return has outperformed a group of industry peers, provides a reasonable alignment of the interests of participants with those of the shareholders.

Initial options under the ESOS were granted on 15 December 2016. Further during the year, new options were granted in September 2017, October 2017 and November 2017. In the scheme launched during the year, business performance (“EBIDTA”) set against business plan for the financial year is included as an additional performance condition. The exercise price of the options is ₹ 1 per share and the performance period is three years, with no re-testing being allowed.

The details of share options for the year ended March 31, 2017 is presented below:

Year of Grant	Excerise Period	Options outstanding April 1, 2016	Options granted during the year	Options forfeited/ lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2017
2016	15 December 2019-15 June 2020	—	8,000,000	196,600	—	—	7,803,400

The details of share options for the year ended March 31, 2018 is presented below:

Year of Grant	Excerise Period	Options outstanding April 1, 2017	Options granted during the year	Options forfeited / lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2018
2016	15 December 2019-15 June 2020	7,803,400	—	670,998	—	—	7,132,402
2017	1 September 2020-1 March 2021	—	10,041,040	393,310	581,568	—	9,066,162
2017	16 October 2020-16 April 2021	—	11,570	—	573	—	10,997
2017	1 November 2020-1 May 2021	—	28,740	—	1,422	—	27,318

		7,803,400	10,081,350	1,064,308	583,563	—	16,236,879

The fair value of all options has been determined at the date of grant of the option allowing for the effect of any market-based performance conditions. This fair value, adjusted by the Group’s estimate of the number of options that will eventually vest as a result of non-market conditions, is expensed over the vesting period. The weighted average remaining contractual life for the options outstanding as at March 31, 2017 and March 31, 2018 is 39 months and 32 months respectively and no options were exercisable both as at March 31, 2017 and March 31, 2018.

The fair values were calculated using the Black-Scholes Model for tenure based and EBIDTA based options and Monte Carlo simulation model for TSR based options. The inputs to the model include the share price at date of grant, exercise price, expected volatility, expected dividends, expected term and the risk free rate of interest. Expected volatility has been calculated using historical return indices over the period to date of grant that is commensurate with the performance period of the option. The volatilities of the industry peers have been modelled based on historical movements in the indices over the period to date of grant which is also commensurate with the performance period for the option. The history of return indices is used to determine the volatility and correlation of share prices for the comparator companies and is needed for the Monte Carlo model to estimate their future TSR performance relative to the Vedanta Limited’s TSR performance. All options are assumed to be exercised immediately after vesting, as the excercise period is 6 months.

The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2017 and March 31, 2018 are set out below:

Particulars	Year ended March 31, 2017	Year ended March 31, 2018

	ESOS December 2016	ESOS September, October & November 2017
Number of Options	8,000,000	10,081,350
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 235.90	₹ 308.90
Contractual Life	3 years	3 years
Expected Volatility	48%	48%
Expected option life	3 years	3 years
Expected dividends	3.20%	3.70%
Risk free interest rate	6.50%	6.50%
Expected annual forfeitures	10%p.a.	10%p.a.
Fair value per option granted (EBIDTA & Service based/Performance based)	₹ 213.6/₹ 82.8	₹ 275.3/₹ 161.1

The Company recognized total expense of ₹ 66 million and ₹ 468 million ($ 7.2 million) related to above equity settled share-based payment transactions for the year ended March 31, 2017 and March 31, 2018 respectively.

Employee stock option plans of erstwhile Cairn India Limited:

The Company has provided various share based payment schemes to its employees. During the year ended March 31, 2018 and March 31, 2017, the following schemes were in operation:

Particulars	CIPOP	CIESOP	CIPOP Phantom
Date of Board Approval	17-Nov-06	17-Nov-06	Not applicable
Date of Shareholder’s approval	17-Nov-06	17-Nov-06	Not applicable
Number of options granted till March 31, 2018	16,167,131	30,112,439	4,831,955
Method of Settlement	Equity	Equity	Cash
Vesting Period	3 years from grant date	3 years from grant date	3 years from grant date
Exercise Period	3 months from vesting date	7 years from vesting date	Immediately upon vesting

CIPOP plan (including phantom options)

Options will vest (i.e., become exercisable) at the end of a “performance period” which has been set by the Nomination remuneration committee at the time of grant (although such period will not be less than three years). However, the percentage of an option which vests on this date will be determined by the extent to which pre-determinedperformance conditions have been satisfied. Phantom options are exercisable proportionate to the period of service rendered by the employee subject to completion of one year.

CIESOP plan

There are no specific vesting conditions under CIESOP plan other than completion of the minimum service period. Phantom options are exercisable proportionate to the period of service rendered by the employee subject to completion of one year.

Details of employees stock option plans is presented below

CIPOP Plan	Year ended March 31, 2017		Year ended March 31, 2018
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	5,061,646	10.00	Nil	NA
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	Nil	NA
Exercised during the year	939,680	10.00	Nil	NA
Forfeited / cancelled during the year	1,633,634	10.00	Nil	NA
Modified during the year (refer note below)	2,488,332	NA	Nil	NA
Outstanding at the end of the year	Nil	NA	Nil	NA
Exercisable at the end of the year	Nil	NA	Nil	NA

Weighted average share price at the date of exercise of stock options is ₹ 196 and NA for the year ended March 31, 2017 and March 31, 2018, respectively.

CIESOP Plan	Year ended March 31, 2017		Year ended March 31, 2018
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	9,602,201	302.56	8,962,666	264.31
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	Nil	NA
Exercised during the year	89,402	165.07	1,592,759	213.75
Forfeited / cancelled during the year	550,133	296.45	239,282	268.24
Outstanding at the end of the year	8,962,666	264.31*	7,130,625	275.47
Exercisable at the end of the year	8,962,666	264.31*	7,130,625	275.47

Weighted average share price at the date of exercise of stock options is ₹ 227.41 and ₹ 324.64 ($ 5.0) for the year ended March 31, 2017 and March 31, 2018 respectively.

CIPOP Plan – Phantom options	Year ended March 31, 2017		Year ended March 31, 2018
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	825,184	10.00	Nil	NA
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	Nil	NA
Exercised during the year	Nil	NA	Nil	NA
Forfeited / cancelled during the year	492,021	10.00	Nil	NA
Modified during the year (refer note below)	333,163	NA	Nil	NA
Outstanding at the end of the year	Nil	NA	Nil	NA
Exercisable at the end of the year	Nil	NA	Nil	NA

Scheme	Range of exercise price in ₹	No. of options outstanding	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2018 are:
CIPOP Plan	NA	Nil	NA	NA
CIESOP Plan	187-291.25	7,130,625	NA	275.47
CIPOP Plan – Phantom options	NA	Nil	NA	NA
The details of exercise price for stock options outstanding as at March 31, 2017 are:
CIPOP Plan	10	Nil	NA	NA
CIESOP Plan	126.95-291.25	8,962,666	NA	264.31	*
CIPOP Plan – Phantom options	NA	Nil	NA	NA

*	During the year, consequent to the merger of erstwhile Cairn India Limited with Vedanta Limited the exercise price has been reduced by ₹ 40 per option i.e. from ₹ 304.31 to ₹ 264.31 per option. (Refer note 1)

Effect of the above employee share-based payment plans on the statement of profit and loss and on its financial position:

(₹ in million)

Particulars	March 31, 2016	March 31, 2017
Total Employee Compensation Cost pertaining to share-based payment plans	356	207
Compensation Cost pertaining to equity-settled employee share-based payment plan included above	343	158
Compensation Cost pertaining to cash-settled employee share-based payment plan included above	13	49

Volatility is the measure of the amount by which the price has fluctuated or is expected to fluctuate during the period. The measure of volatility used in Black-Scholes option-pricing model is the annualized standard deviation of the continuously compounded rates of return on the stock over a period of time. Time to maturity /expected life of options is the period for which the Company expects the options to be live. Time to maturity has been calculated as an average of the minimum and maximum life of the options.

Modification in terms of Employee stock option plans

Pursuant to the merger of Cairn India Limited with the Company as referred to in note 1, the stock option plans of Cairn India Limited stands modified as follows:

a)	The exercise price of CIESOP plan is reduced by Rs 40 per option.

b)	The liability w.r.t. the CIPOP plans (including phantom options) has been fixed based on the share price of Cairn India Limited as on March 27, 2017, being the effective date of merger. Accordingly, the outstanding employee stock option liability (Equity Settled) and Provision for employee stock option (Cash Settled) of ₹625 million and ₹ 83 million respectively, has been transferred to financial liability.

The incremental fair value for the remaining stock options, being the difference between the fair value of the modified equity instrument and that of the original equity instrument, has been re-estimated on the effective date of merger and the difference has been recognized in the consolidated statements of profit or loss.

Employee share option plan of Vedanta Resources Plc

The value of shares that are awarded to members of the Group is calculated by reference to the individual fixed salary and share-based remuneration consistent with local market practice. ESOP scheme of VRPLC is both tenure and performance based share schemes. The options are indexed to and settled by Parent’s shares (Vedanta Resources Plc shares as defined in the scheme). The options have a fixed exercise price denominated in Parent’s functional currency (10 US cents per share), the performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses.

Amount recovered by the Parent and recognised by the Company in the Consolidated Statements of Profit or Loss for the year ended March 31, 2017 and March 31, 2018 is ₹ 628 million and ₹ 527 million respectively. The Company considers these amounts as not material and accordingly has not provided further disclosures.

The Group has awarded certain cash settled share based options indexed to Parents’ shares(Vedanta Resources Plc shares) and shares of any of its subsidiaries. The total expense recognised on account of cash settled share based plan during the year ended March 31, 2018 is ₹ 220 million and the carrying value of cash settled share based compensation liability as at March 31, 2018 is ₹ 220 million.

Out of the total expense of ₹ 995 million pertaining to equity settled options for the year ended March 31, 2018, the Group has capitalised ₹ 38 million expense for the year ended March 31, 2018.